Related parties (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Disclosure of amounts incurred by entity for provision of key management personnel services
The amounts paid to directors and officers for their roles as executives in 2023, 2022 and 2021 included in “Personnel expenses” are shown below:

	2023	2022	2021

Key management compensation	(6,971)	(5,705)	(2,784)

Summary of related parties of officers fund

	2023	2022

Personnel current liabilities	—	912
Personnel non-current liabilities	—	350
	—	1,262

Summary of amounts recognized in the statement of financial position	The Consolidated Statement of Financial Position and the Consolidated Income Statement discloses the following amounts relating to leases:
Amounts recognized in the Consolidated Statement of Financial Position

	2023	2022

Right-of-use assets	20,329	18,122
(-) Depreciation of right-of-use assets	(5,845)	(2,833)
Right-of-use assets	14,484	15,289
Lease liabilities (current)	3,014	2,243
Lease liabilities (non-current)	12,822	13,851
Lease liabilities	15,836	16,094

Related party lease - Santiago	2023	2022

Lease liabilities (current)	520	502
Lease liabilities (non-current)	2,604	3,078

Summary of amounts recognized in the statement of profit or loss
Amounts recognized in the Consolidated Income Statement

	2023	2022	2021

Depreciation of right-of-use assets	(3,019)	(2,405)	(1,201)
Interest on lease liabilities	(1,243)	(1,807)	(1,022)
Principal paid	(2,434)	(1,652)	(832)

Related party lease - Santiago	2023	2022

Principal paid	538	425
Depreciation of right-of-use assets	551	481
Interest on lease liabilities	79	73